Employees (Tables)	12 Months Ended
Dec. 31, 2025
Number and average number of employees [abstract]
Disclosure of average workforce during the periods	The Group’s average workforce during the periods ended December 31, 2023, 2024 and 2025 was as follows:

HEADCOUNT	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
France	28	38	41
United States	12	29	27
Total	40	67	68